OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets Disclosure Tables [Abstract]
Other Assets Disclosure Tables [Text Block]
Other assets at December 31, comprised:
	2011	2012

	(EUR in thousands)
Insurance related assets	620,383	550,795
Deferred tax assets	259,092	169,891
Prepaid income taxes	282,275	381,521
Assets acquired through foreclosure proceedings	184,790	194,160
Brokerage auxiliary funds	10,156	8,945
Private equity: Investees Assets	127,150	89,961
Prepaid expenses	139,105	168,401
Advances to employees	17,826	16,126
Unlisted equity securities	101,070	116,795
Hellenic Deposit and Investment Guarantee Fund	288,090	344,903
Receivables from Greek State	361,204	449,885
Checks and credit card transactions under settlement	176,312	211,166
Securities transactions under settlement	9,177	-
Trade and other receivables	113,256	132,374
Other	544,924	507,234
Total	3,234,810	3,342,157